Income Tax - Schedule of Net Taxable Income (Losses) Before Income Taxes and its Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Income Tax Expense (Benefit) [Abstract]
Income (loss) attributed to China	$ (55,774,506)	$ (4,773,198)	$ (4,536,555)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax expense at statutory rate	$ (13,943,627)	$ (1,193,300)	$ (1,134,139)
Deferred tax assets not recognized	13,943,627	1,193,300	1,134,139
Income tax expense/ (benefit)